Events after the reporting period	6 Months Ended
Dec. 31, 2022
Events after the reporting period [Abstract]
Events after the reporting period

Note 21. Events after the reporting period

Upvio Healthtech agreement

On 25 January 2023, AHI announced that it had concluded formal agreements with Upvio Healthtech.

Upvio is a healthcare technology company that builds software designed to empower medical, health and wellness professionals to tech-enable and adopt ground-breaking tech-tools that redefine hybrid, virtual and remote care. These features include human imaging, feature rich appointment scheduling, digital forms, video calls, virtual waiting rooms, asynchronous and synchronous chat, a patient portal, and the ability to integrate into any existing software. Upvio enables geocloud storage for securely storing sensitive patient information, ensuring that patients’ data is always kept safe and secure. Upvio aims to be the first telehealth platform in the world with in-built contactless human imaging tools that can provide a scientifically validated health risk assessment in real-time. This is a game-changing development, as it means that healthcare professionals can now obtain an accurate picture of a patient’s health and risk status more easily, conveniently, and affordably without the need for physical contact, drastically reducing the risk of malpractice. The platform is built on a digital-first ethos, with both patients and healthcare professionals in mind and brings together the best-of-breed technologies, including AHI’s scanning and risk assessment capabilities.

R&D Tax offset receipt and new loan facility

As announced on 30 January 2023, AHI informed shareholders that the consolidated entity had received an R&D Grant payment of $1,209,334 from the Australian Tax Office.

In addition to the R&D Grant funding payment, AHI has secured a $1,000,000 short term loan facility to bolster its cash position. AHI is currently negotiating funding offers it has received from a number of parties. The facility, along with the R&D Grant funding received gives AHI time to evaluate and the finalise funding offers it has received.

The loan facility was entered into an entity associated with Mr Peter Wall (‘lender’), under which $1 million has been drawn down by AHI for working capital purposes. No interest is payable on the facility, provided the amount drawn down from the facility is fully repaid by 15 March 2023 (maturity date). If the amount drawn down from the facility is not repaid by the maturity date, interest at the rate of 15% per annum will be applied on the amount owing until the outstanding amount is fully repaid.

In lieu of no interest being payable on amount drawn down from the facility, the Company has agreed to allot and issue 500,000 fully paid ordinary shares to the lender.

Upon receipt of its R&D Grant funding, AHI has since repaid the lender $400,000 of the funds advanced on 31 January 2023.

Augmented Reality Concierge agreement

On 14 February 2023, AHI announced the signing of a Master Services Agreement (MSA) with US-based Augmented Reality Concierge, LLC (‘ARC’).

ARC is a unique company that builds and implements state-of-the-art applications that empower consumers and companies to simplify and enhance their surroundings whilst improving the lives of their consumers. Using the latest proprietary, innovative technologies, The ARC’s creative tools are fun and exciting, allowing people to engage with them to realize their goals. The ARC was created in 2019 to build a fitness application that uses augmented reality navigation to guide users in the gym and show them what to do and how to do it based on each gym’s specific equipment range. During this time, the ARC realized that the technology would solve similar problems confronting universities, airports, malls, grocery stores, and theme parks, to mention a few. The ARC then went a step further and designed a true “concierge” concept that caters to any wants or needs of a company or its consumer.

AHI and ARC have executed a standard AHI MSA, which entails the legal and contractual terms in which AHI agrees to grant the ARC the right to use AHI’s licensed Software Development Kits (SDKs) and related intellectual property once integrated into the ARC application/platform.

No other matter or circumstance has arisen since 31 December 2022 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.